NOTES RECEIVABLE, NET - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
NOTES RECEIVABLE, NET - THIRD PARTIES
Schedule of notes receivable, net - third parties

Components of notes receivables, net-third parties are detailed as follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Notes receivable	3,224,739	3,676,478
Provision for notes receivable	—	—
Notes receivable, net	3,224,739	3,676,478